Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of entity's operating segments [Abstract]
Disclosure of Operating Segments
RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS

	SA rand
Figures in million	2019	2018	2017

Reconciliation of production profit to consolidated profit/(loss) before taxation

Revenue per segment report	26 146	20 358	19 264
Revenue per income statement	26 912	20 452	19 494
Other metal sales treated as by-product credits in the segment report	(766)	(93)	(230)
Other adjustments	—	(1)	—

Production costs per segment report	(19 558)	(15 002)	(14 812)
Production costs per income statement	(20 324)	(15 084)	(15 042)
Other metal sales treated as by-product credits in the segment report	766	93	230
Other adjustments	—	(11)	—

Production profit per segment report	6 588	5 356	4 452
Revenue not included in segments	—	1	—
Production costs adjustments not included in segments	—	11	—
Cost of sales items other than production costs	(8 545)	(8 512)	(4 827)

Amortisation and depreciation of mining assets	(3 961)	(2 468)	(2 441)
Amortisation and depreciation of assets other than mining assets	(93)	(102)	(78)
Rehabilitation expenditure	(33)	(67)	(23)
Care and maintenance cost of restructured shafts	(134)	(128)	(109)
Employment termination and restructuring costs	(242)	(208)	(74)
Share-based payments	(155)	(244)	(391)
Impairment of assets	(3 898)	(5 336)	(1 718)
Other	(29)	41	7

Gross profit/(loss)	(1 957)	(3 144)	(375)
Corporate, administration and other expenditure	(731)	(813)	(517)
Exploration expenditure	(148)	(135)	(241)
Gain on derivatives	484	99	1 025
Other operating expenses	(186)	(667)	(886)

Operating profit/(loss)	(2 538)	(4 660)	(994)
Gain on bargain purchase	—	—	848
Loss on liquidation of subsidiaries	—	—	(14)
Share on profit/(loss) from associate	59	38	(22)
Acquisition-related costs	—	(98)	—
Investment income	308	343	268
Finance costs	(575)	(330)	(234)

Profit/(loss) before taxation	(2 746)	(4 707)	(148)

38	RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS continued

	SA rand
Figures in million	2019	2018	2017

Reconciliation of total segment assets to consolidated assets includes the following:

Non-current assets

Property, plant and equipment	6 604	6 903	8 340
Intangible assets	533	545	603
Restricted cash	92	77	64
Restricted investments	3 301	3 271	2 658
Investments in associates	110	84	46
Inventories	43	46	38
Other non-current assets	334	264	189
Derivative financial asset	197	84	306

Current assets

Inventories	1 967	1 759	1 127
Restricted cash	44	38	18
Trade and other receivables	1 064	1 139	1 003
Derivative financial assets	309	539	1 541
Cash and cash equivalents	993	706	1 246

	15 591	15 455	17 179